COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases certain office premises under non‑cancelable leases. Rental expenses under operating leases for the years ended December 31, 2016, 2017 and 2018 were RMB26.2 million, RMB43.2 million and RMB47.5 million, respectively.

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

Years ending December 31,	RMB in thousands
2019	54,709
2020	45,074
2021	26,213
2022	—
2023 and thereafter	—

Debt obligations

The Group’s debt obligations are associated with 1) the Funding Debts and interest payable to Individual Investors on Juzi Licai and other funding partners; 2) the borrowings to support the Group’s general operations; and 3) the liabilities to Pre-IPO Series C-1 preferred shareholders.

The expected repayment amount of the debt obligations are as follows:

	Less than 1 year	1 - 2 years	2 - 3 years	Total
	(RMB in thousands)
Funding Debts obligations
Liabilities to Individual Investors — Juzi Licai	3,014,670	81,168	—	3,095,838
Liabilities to other funding partners	1,631,371	76,719	—	1,708,090
Interest payments (i)	204,037	8,866	—	212,903
Total Funding Debts obligations	4,850,078	166,753	—	5,016,831
Short-term borrowings	438,010	—	—	438,010
Interest payments (i)	6,249	—	—	6,249
Total short-term borrowings obligations	444,259	—	—	444,259
Liabilities to Pre-IPO Series C-1 preferred shareholders	335,238	—	—	335,238
Total liabilities to Pre-IPO Series C-1 preferred shareholders	335,238	—	—	335,238
(i)	Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2018.